SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 67.3%
	United States Treasury Bill
$135,000,000	2.725%, 11/17/22[1]	$134,524,530
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $134,519,751)	134,524,530

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 3.1%
	CALL OPTIONS — 1.7%
	CBOT Corn Futures
70	Exercise Price: $6.85, Notional Amount: $2,397,500, Expiration Date: October 22, 2022	53,813
80	Exercise Price: $7.15, Notional Amount: $2,860,000, Expiration Date: October 22, 2022	26,000
30	Exercise Price: $7.20, Notional Amount: $1,080,000, Expiration Date: October 22, 2022	8,438
100	Exercise Price: $7.25, Notional Amount: $3,6725,000, Expiration Date: October 22, 2022	23,750
	CME S&P Emini
40	Exercise Price: $36.30, Notional Amount: $7,260,000, Expiration Date: October 8, 2022	92,000
	CMX Gold Futures
50	Exercise Price: $1,670.00, Notional Amount: $8,350,000, Expiration Date: October 1, 2022	10,000
50	Exercise Price: $1,705.00, Notional Amount: $8,525,000, Expiration Date: October 8, 2022	25,500
70	Exercise Price: $1,660.00, Notional Amount: $11,620,000, Expiration Date: October 1, 2022	84,000
	CMX HG Copper Futures
60	Exercise Price: $3.48, Notional Amount: $5,220,000, Expiration Date: October 27, 2022	122,250
95	Exercise Price: $3.29, Notional Amount: $7,813,750, Expiration Date: October 27, 2022	439,375
	CMX Silver Futures
50	Exercise Price: $18.75, Notional Amount: $4,687,500, Expiration Date: October 27, 2022	200,250
	NYBOT Coffee 'C' Futures
50	Exercise Price: $2.325, Notional Amount: $4,359,375, Expiration Date: October 15, 2022	53,250
50	Exercise Price: $2.400, Notional Amount: $4,500,000, Expiration Date: October 15, 2022	48,375
50	Exercise Price: $2.450, Notional Amount: $4,593,750, Expiration Date: October 15, 2022	18,937
80	Exercise Price: $2.275, Notional Amount: $6,825,000, Expiration Date: October 15, 2022	126,900
100	Exercise Price: $2.800, Notional Amount: $8,906,250, Expiration Date: October 15, 2022	70,500
100	Exercise Price: $2.800, Notional Amount: $10,500,000, Expiration Date: November 12, 2022	37,125
50	Exercise Price: $2.800, Notional Amount: $5,250,000, Expiration Date: December 10, 2022	25,312
	NYBOT Cotton Futures
100	Exercise Price: $0.97, Notional Amount: $4,850,000, Expiration Date: November 12, 2022	97,000
	NYBOT Sugar Futures
100	Exercise Price: $0.1850, Notional Amount: $2,072,000, Expiration Date: October 18, 2022	7,840
200	Exercise Price: $0.1875, Notional Amount: $4,200,000, Expiration Date: October 18, 2022	11,200
	NYMEX Crude Oil Futures
100	Exercise Price: $81.50, Notional Amount: $8,150,000, Expiration Date: October 18, 2022	273,000
	NYMEX Natural Gas Futures
100	Exercise Price: $6.75, Notional Amount: $6,750,000, Expiration Date: October 27, 2022	696,000
	NYMEX WTI Crude Oil Weekly Futures
200	Exercise Price: $78.75, Notional Amount: $15,750,000, Expiration Date: October 1, 2022	148,000
200	Exercise Price: $79.00, Notional Amount: $15,800,000, Expiration Date: October 8, 2022	540,000
100	Exercise Price: $82.00, Notional Amount: $8,200,000, Expiration Date: October 8, 2022	142,000
	OTC EUR versus USD
100	Exercise Price: $0.99, Notional Amount: $12,343,750, Expiration Date: October 8, 2022	85,000
	TOTAL CALL OPTIONS
	(Cost $3,889,353)	3,465,815

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number
of Contracts		Value
	PUT OPTIONS - 1.4%
	CBOT Corn Futures
300	Exercise Price: $6.50, Notional Amount: $9,750,000, Expiration Date: October 22, 2022	116,250
	CBOT KC Wheat Futures
200	Exercise Price: $8.00, Notional Amount: $8,000,000, Expiration Date: November 26, 2022	43,750
150	Exercise Price: $9.25, Notional Amount: $6,937,500, Expiration Date: November 26, 2022	244,687
	CBOT Soybean Futures
200	Exercise Price: $13.90, Notional Amount: $13,900,000, Expiration Date: October 22, 2022	476,250
	CBOT Wheat Futures
100	Exercise Price: $8.10, Notional Amount: $4,050,000, Expiration Date: October 22, 2022	22,500
	CMX Gold Futures
100	Exercise Price: $1,675.00, Notional Amount: $16,750,000, Expiration Date: October 1, 2022	30,000
30	Exercise Price: $1,680.00, Notional Amount: $5,040,000, Expiration Date: October 1, 2022	24,000
50	Exercise Price: $1,630.00, Notional Amount: $8,150,000, Expiration Date: October 8, 2022	20,500
50	Exercise Price: $1,665.00, Notional Amount: $8,325,000, Expiration Date: October 15, 2022	101,500
	CMX HG Copper Futures
50	Exercise Price: $3.10, Notional Amount: $3,875,000, Expiration Date: October 27, 2022	26,875
50	Exercise Price: $3.20, Notional Amount: $4,000,000, Expiration Date: October 27, 2022	48,750
	NYBOT Coffee 'C' Futures
140	Exercise Price: $2.000, Notional Amount: $10,500,000, Expiration Date: October 15, 2022	34,650
188	Exercise Price: $2.075, Notional Amount: $14,628,750, Expiration Date: October 15, 2022	113,505
230	Exercise Price: $2.100, Notional Amount: $18,112,500, Expiration Date: October 15, 2022	183,713
40	Exercise Price: $2.275, Notional Amount: $3,412,500, Expiration Date: October 15, 2022	152,700
	NYBOT Cotton Futures
100	Exercise Price: $0.80, Notional Amount: $4,000,000, Expiration Date: October 22, 2022	88,000
	NYBOT Sugar Futures
200	Exercise Price: $0.1700, Notional Amount: $3,808,000, Expiration Date: October 18, 2022	17,920
200	Exercise Price: $0.1725, Notional Amount: $3,864,000, Expiration Date: October 18, 2022	31,360
200	Exercise Price: $0.1750, Notional Amount: $3,920,000, Expiration Date: November 16, 2022	96,320
	NYMEX WTI Crude Oil Weekly Futures
100	Exercise Price: $79.50, Notional Amount: $7,950,000, Expiration Date: October 1, 2022	1,000
200	Exercise Price: $80.00, Notional Amount: $16,000,000, Expiration Date: October 1, 2022	102,000
50	Exercise Price: $80.50, Notional Amount: $4,025,000, Expiration Date: October 1, 2022	50,500
100	Exercise Price: $81.00, Notional Amount: $8,100,000, Expiration Date: October 1, 2022	151,000
100	Exercise Price: $81.75, Notional Amount: $8,175,000, Expiration Date: October 1, 2022	226,000
100	Exercise Price: $82.00, Notional Amount: $8,200,000, Expiration Date: October 8, 2022	392,000
	OTC EUR versus USD
30	Exercise Price: $1.00, Notional Amount: $3,750,000, Expiration Date: October 8, 2022	61,500

	TOTAL PUT OPTIONS
	(Cost $2,980,145)	2,857,230

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $6,869,498)	6,323,045

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 12.3%
$24,504,919	UMB Bank demand deposit, 0.01%[2]	24,504,919
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,504,919)	24,504,919

	TOTAL INVESTMENTS - 82.7%
	(Cost $165,894,168)	165,352,494
	Other Assets in Excess of Liabilities - 17.3%	34,586,070
	TOTAL NET ASSETS - 100.0%	$199,938,564

Number
of Contracts
	WRITTEN OPTIONS CONTRACTS - (1.0)%
	CALL OPTIONS - (0.6)%
	CME S&P Emini
(40)	Exercise Price: $36.65, Notional Amount: $7,330,000, Expiration Date: October 8, 2022	$(64,000)
	CMX HG Copper Futures
(95)	Exercise Price: $3.40, Notional Amount: $8,075,000, Expiration Date: October 27, 2022	(282,625)
	NYMEX Crude Oil Futures
(100)	Exercise Price: $84.00, Notional Amount: $8,400,000, Expiration Date: October 18, 2022	(186,000)
	NYMEX Natural Gas Futures
(50)	Exercise Price: $7.10, Notional Amount: $3,550,000, Expiration Date: October 27, 2022	(281,000)
	NYMEX WTI Crude Oil Weekly Futures
(200)	Exercise Price: $81.25, Notional Amount: $16,250,000, Expiration Date: October 8, 2022	(336,000)
	TOTAL CALL OPTIONS
	(Proceeds $1,112,315)	(1,149,625)

	PUT OPTIONS - (0.4)%
	CBOT KC Wheat Futures
(50)	Exercise Price: $8.45, Notional Amount: $2,112,500, Expiration Date: November 26, 2022	(24,063)
(100)	Exercise Price: $8.60, Notional Amount: $4,300,000, Expiration Date: November 26, 2022	(62,500)
	CBOT Soybean Futures
(100)	Exercise Price: $13.60, Notional Amount: $6,800,000, Expiration Date: October 22, 2022	(153,750)
	CMX Gold Futures
(50)	Exercise Price: $1,635.00, Notional Amount: $8,175,000, Expiration Date: October 15, 2022	(50,500)
	CMX HG Copper Futures
(22)	Exercise Price: $3.27, Notional Amount: $1,798,500, Expiration Date: October 27, 2022	(31,350)
	NYBOT Coffee 'C' Futures
(70)	Exercise Price: $2.175, Notional Amount: $5,709,375, Expiration Date: October 15, 2022	(121,012)
	NYBOT Cotton Futures
(50)	Exercise Price: $0.86, Notional Amount: $2,150,000, Expiration Date: October 22, 2022	(107,000)
	NYMEX WTI Crude Oil Weekly Futures
(100)	Exercise Price: $80.25, Notional Amount: $8,025,000, Expiration Date: October 8, 2022	(285,000)
	TOTAL PUT OPTIONS
	(Proceeds $873,898)	(835,175)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,986,213)	$(1,984,800)

AUD - Australian Dollar
EUR - Euro

[1]

All or a portion of this security is segregated as collateral for securities sold short. The market value of the securites pledged as collateral was

$134,524,530, which represents 67.3% of total net assets of the Fund.

[2]	The rate is the annualized seven-day yield at period end.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	September 30, 2022	(Depreciation)
Commodity Futures
CBOT Corn	December 2022	229	$7,094,268	$7,757,375	$663,107
CBOT Corn	December 2023	50	1,416,346	1,541,875	125,529
CBOT Corn	December 2024	50	1,285,184	1,401,250	116,066
CBOT Soybean	November 2022	208	14,972,243	14,193,400	(778,843)
CBOT Soybean Meal	December 2022	85	3,643,292	3,425,500	(217,792)
CBOT Soybean Oil	December 2022	165	6,518,808	6,094,440	(424,368)
CBOT Wheat	December 2022	90	3,741,005	4,146,750	405,745
CME Lean Hogs	December 2022	85	2,930,580	2,591,650	(338,930)
CME Live Cattle	December 2022	240	14,394,046	14,116,800	(277,246)
CMX Copper	February 2023	20	1,670,088	1,686,000	15,912
CMX Gold	December 2022	100	16,965,302	16,671,048	(294,254)
CMX Silver	December 2022	50	4,573,009	4,759,750	186,741
ICE Brent Crude Oil	January 2023	322	28,656,529	26,893,440	(1,763,089)
ICE Low Sulphur Gas	November 2022	60	6,670,545	5,650,500	(1,020,045)
ICE Robusta Coffee	November 2022	145	3,241,648	3,121,850	(119,798)
KCBT Hard Red Winter Wheat	December 2022	155	7,075,794	7,684,125	608,331
LME Primary Aluminum	November 2022	103	5,942,844	5,544,619	(398,225)
LME Primary Nickel	November 2022	29	4,233,007	3,663,570	(569,437)
LME Primary Nickel	December 2022	5	667,219	632,760	(34,459)
LME Zinc	November 2022	55	4,474,457	4,126,375	(348,082)
MGE Red Wheat	December 2022	3	136,655	147,300	10,645
NYB Orange Juice	November 2022	4	98,385	114,840	16,455
NYBOT Cocoa	December 2022	190	4,572,587	4,472,600	(99,987)
NYBOT Cocoa	March 2023	25	637,543	585,000	(52,543)
NYBOT Cocoa	May 2023	30	762,432	698,400	(64,032)
NYBOT Coffee 'C'	December 2022	177	14,641,120	14,705,381	64,261
NYBOT Coffee 'C'	March 2023	130	10,401,815	10,362,506	(39,309)
NYBOT Coffee 'C'	May 2023	25	1,896,658	1,946,250	49,592
NYBOT Coffee 'C'	September 2023	25	1,972,671	1,889,063	(83,608)
NYBOT Coffee 'C'	December 2023	25	1,840,746	1,873,125	32,379
NYBOT Coffee 'C'	March 2024	25	1,827,283	1,862,344	35,061
NYBOT Coffee 'C'	May 2025	21	1,554,923	1,519,481	(35,442)
NYBOT Cotton #2	December 2022	31	1,830,683	1,322,770	(507,913)
NYBOT Cotton #2	March 2023	30	1,288,382	1,251,750	(36,632)
NYBOT Sugar #11	March 2023	410	8,092,629	8,118,656	26,027
NYMEX Natural Gas	November 2022	90	5,978,481	6,089,400	110,919
NYMEX Natural Gas	February 2023	45	3,735,201	3,121,650	(613,551)
NYMEX Natural Gas	March 2023	55	3,636,482	3,315,400	(321,082)
NYMEX Natural Gas	April 2023	5	125,916	244,350	118,434
NYMEX Natural Gas	May 2023	35	1,603,000	1,674,400	71,400
NYMEX Natural Gas	June 2023	85	4,090,706	4,120,800	30,094
NYMEX Natural Gas	July 2023	175	7,412,726	8,599,500	1,186,774
NYMEX Natural Gas	August 2023	55	2,702,052	2,708,200	6,148
NYMEX Natural Gas	September 2023	5	125,916	244,700	118,784
NYMEX Natural Gas	October 2023	60	2,138,408	2,979,000	840,592
NYMEX Natural Gas	November 2023	5	125,916	263,250	137,334
NYMEX Natural Gas	December 2023	5	125,916	277,100	151,184
NYMEX Natural Gas	January 2024	5	143,266	284,100	140,834
NYMEX Natural Gas	February 2024	5	143,266	274,150	130,884
NYMEX Natural Gas	March 2024	5	143,266	251,150	107,884
NYMEX Natural Gas	April 2024	20	713,263	865,200	151,937
NYMEX Natural Gas	May 2024	65	2,665,723	2,776,150	110,427
NYMEX Natural Gas	June 2024	15	618,497	651,600	33,103

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

FUTURES CONTRACTS - Continued

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	September 30, 2022	(Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	July 2024	5	$143,266	$221,250	$77,984
NYMEX Natural Gas	August 2024	5	143,266	223,000	79,734
NYMEX Natural Gas	September 2024	5	143,266	222,250	78,984
NYMEX Natural Gas	October 2024	5	143,266	225,500	82,234
NYMEX Natural Gas	November 2024	5	143,266	238,200	94,934
NYMEX Natural Gas	December 2024	5	143,266	257,200	113,934
NYMEX NY Harbor ULSD	December 2022	10	1,357,719	1,313,340	(44,379)
NYMEX NY Harbor ULSD	January 2023	10	1,330,444	1,290,870	(39,574)
NYMEX NY Harbor ULSD	October 2023	5	584,866	568,281	(16,585)
NYMEX RBOB Gasoline	November 2022	20	2,174,222	1,990,632	(183,590)
NYMEX RBOB Gasoline	December 2022	20	1,911,734	1,914,276	2,542
NYMEX WTI Crude Oil	December 2022	50	3,919,136	3,936,000	16,864
NYMEX WTI Crude Oil	February 2023	50	4,213,966	3,831,500	(382,466)

Foreign Exchange Futures
CME Euro	December 2022	30	3,773,584	3,698,062	(75,522)
CME Japanese Yen	December 2022	10	875,520	870,438	(5,082)
CME Mexican Peso	December 2022	39	954,456	955,695	1,239
CME New Zealand Dollar	December 2022	30	1,812,847	1,684,050	(128,797)
Total Long Contracts			$251,716,817	$248,753,187	$(2,963,630)

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Short Contracts	Date	Contracts	Value	September 30, 2022	(Depreciation)
Commodity Futures
CBT Bloomberg Commodity Index	December 2022	(50)	$(603,669)	$(557,450)	$46,219
CME Live Cattle	April 2023	(175)	(10,742,711)	(10,801,000)	(58,289)
NYMEX Natural Gas	December 2022	(45)	(4,362,830)	(3,179,250)	1,183,580
NYMEX Natural Gas	January 2023	(20)	(1,945,866)	(1,449,400)	496,466
NYMEX WTI Crude Oil	November 2022	(497)	(40,940,730)	(39,231,530)	1,709,200
Total Short Contracts			(58,595,806)	(55,218,630)	3,377,176

Equity Futures
CME E-mini S&P 500	December 2022	(3)	(922,490)	(900,375)	22,115

TOTAL FUTURES CONTRACTS	$192,198,521	$192,634,182	$435,661

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

				Currency			Unrealized
Purchase		Currency	Settlement	Amount	Notional	Value at	Appreciation
Contracts	Counterparty	Exchange	Date	Sold	Value	September 30, 2022	(Depreciation)
Australian Dollar	Societe Generale	AUD per USD	October 12, 2022	2,000,000	$1,411,820	$1,279,469	$(132,351)
Chilean Peso	Societe Generale	CLP per USD	July 25, 2022	7,040,900	1,012,490	987,011	(25,479)
Japanese Yen	Societe Generale	JPY per USD	July 11, 2022	219,928,000	1,538,593	1,526,787	(11,806)
					$3,962,903	$3,793,267	$(169,636)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS	$3,962,903	$3,793,267	$(169,636)

AUD - Australian Dollar
CLP - Chilean Peso
JPY - Japanese Yen
USD - United States Dollar